JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	5,412	2,011,478

Automobiles & Parts — 0.4%
Gentex Corp.	24,286	826,452
Genuine Parts Co.	5,064	642,723

		1,469,175

Banks — 0.8%
Bank of Hawaii Corp.(a)	6,289	526,452
Commerce Bancshares, Inc.	10,322	730,075
US Bancorp	30,443	1,690,804

		2,947,331

Beverages — 0.5%
Brown-Forman Corp., Class B	9,366	664,237
Monster Beverage Corp.*	13,265	1,251,155

		1,915,392

Chemicals — 0.8%
Air Products and Chemicals, Inc.	4,238	1,233,385
Celanese Corp.	5,891	917,641
CF Industries Holdings, Inc.	8,843	417,832
NewMarket Corp.	1,199	378,776

		2,947,634

Construction & Materials — 0.8%
Acuity Brands, Inc.	3,112	545,783
AO Smith Corp.	8,190	576,003
Lennox International, Inc.	1,704	561,349
Louisiana-Pacific Corp.	4,412	244,601
Watsco, Inc.	2,978	841,106

		2,768,842

Consumer Services — 1.2%
Copart, Inc.*	8,896	1,307,712
eBay, Inc.	20,135	1,373,408
Frontdoor, Inc.*	6,947	339,986
Grand Canyon Education, Inc.*	4,538	419,175
Rollins, Inc.	23,366	895,619

		4,335,900

Electricity — 1.3%
AES Corp. (The)	11,864	281,177
Evergy, Inc.	8,409	548,435
Hawaiian Electric Industries, Inc.	6,398	277,290
IDACORP, Inc.	5,207	549,078
NextEra Energy, Inc.	35,828	2,791,001
Pinnacle West Capital Corp.	311	25,984
Vistra Corp.	21,395	409,714

		4,882,679

Electronic & Electrical Equipment — 2.0%
Allegion plc	6,310	861,946
Donaldson Co., Inc.	8,965	593,393
IDEX Corp.	4,401	997,663
Keysight Technologies, Inc.*	7,439	1,224,087
Mettler-Toledo International, Inc.*	888	1,308,655
Rockwell Automation, Inc.	3,944	1,212,465
Waters Corp.*	3,045	1,186,971

		7,385,180

Finance & Credit Services — 1.5%
FactSet Research Systems, Inc.	2,730	975,375
Moody’s Corp.	4,437	1,668,312
Morningstar, Inc.	1,213	306,440
Rocket Cos., Inc., Class A(a)	12,789	220,482
S&P Global, Inc.	5,547	2,378,110

		5,548,719

Food Producers — 0.4%
Flowers Foods, Inc.	9,745	229,592
General Mills, Inc.	4,226	248,743
Hershey Co. (The)	4,892	875,081

		1,353,416

Gas, Water & Multi-utilities — 0.5%
Ameren Corp.	23	1,930
National Fuel Gas Co.	9,564	491,876
UGI Corp.	6,904	317,515
WEC Energy Group, Inc.	10,590	996,943

		1,808,264

General Industrials — 1.3%
3M Co.	12,388	2,452,081
Honeywell International, Inc.	1,581	369,622
Illinois Tool Works, Inc.	7,848	1,778,906

		4,600,609

Health Care Providers — 1.2%
Cerner Corp.	10,999	884,210
Chemed Corp.	1,704	811,138
DaVita, Inc.*	6,650	799,662
HCA Healthcare, Inc.	5,672	1,407,790
Premier, Inc., Class A	4,202	149,759
Universal Health Services, Inc., Class B	3,233	518,606

		4,571,165

Industrial Engineering — 1.0%
Brunswick Corp.	5,520	576,288
Cummins, Inc.	4,910	1,139,611
Graco, Inc.	12,212	953,513
Lincoln Electric Holdings, Inc.	5,585	778,716
Toro Co. (The)	3,220	366,243

		3,814,371

Industrial Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	3,133	492,351
Southern Copper Corp. (Peru)	5,347	350,977

		843,328

Industrial Support Services — 7.2%
Accenture plc, Class A	12,385	3,934,467
Automatic Data Processing, Inc.	10,151	2,127,954
Cintas Corp.	3,039	1,197,913
Jack Henry & Associates, Inc.(a)	4,145	721,603
Mastercard, Inc., Class A	15,618	6,027,611
MSC Industrial Direct Co., Inc., Class A	5,450	485,977
Paychex, Inc.	11,317	1,288,101
Robert Half International, Inc.	9,465	929,558
Verisk Analytics, Inc.	5,666	1,076,200
Visa, Inc., Class A	27,339	6,736,056
Vontier Corp.	11,486	371,572
Western Union Co. (The)	28,082	651,783
WW Grainger, Inc.	2,162	961,182

		26,509,977

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Industrial Transportation — 1.2%
Allison Transmission Holdings, Inc.	12,855	513,043
Landstar System, Inc.	4,875	765,375
Union Pacific Corp.	13,524	2,958,510
United Parcel Service, Inc., Class B	1,396	267,139

		4,504,067

Investment Banking & Brokerage Services — 3.8%
Berkshire Hathaway, Inc., Class B*	17,554	4,885,103
BlackRock, Inc.	2,588	2,244,236
Broadridge Financial Solutions, Inc.	6,154	1,067,657
Brookfield Asset Management, Inc., Class A (Canada)	506	27,309
Cboe Global Markets, Inc.	4,628	548,279
Intercontinental Exchange, Inc.	10,860	1,301,354
MarketAxess Holdings, Inc.	1,267	602,040
Nasdaq, Inc.	5,853	1,092,931
SEI Investments Co.	10,062	611,770
T. Rowe Price Group, Inc.	5,995	1,223,939
Virtu Financial, Inc., Class A	13,240	340,798

		13,945,416

Leisure Goods — 1.1%
Electronic Arts, Inc.	9,128	1,314,067
Polaris, Inc.	3,421	448,391
Pool Corp.	2,242	1,071,272
Take-Two Interactive Software, Inc.*	2,273	394,184
YETI Holdings, Inc.*	8,728	840,768

		4,068,682

Life Insurance — 0.5%
Aflac, Inc.	19,976	1,098,680
Globe Life, Inc.	6,849	637,710

		1,736,390

Media — 0.8%
Interpublic Group of Cos., Inc. (The)	26,689	943,723
Omnicom Group, Inc.	8,998	655,234
Sirius XM Holdings, Inc.(a)	108,482	701,879
World Wrestling Entertainment, Inc., Class A(a)	9,849	486,344

		2,787,180

Medical Equipment & Services — 1.8%
Bio-Techne Corp.	2,197	1,059,481
Edwards Lifesciences Corp.*	16,610	1,864,805
IDEXX Laboratories, Inc.*	2,504	1,699,039
Quidel Corp.*	4,331	612,707
ResMed, Inc.	5,238	1,423,688

		6,659,720

Mortgage Real Estate Investment Trusts — 0.1%
AGNC Investment Corp.	32,835	521,091

Non-life Insurance — 3.8%
Allstate Corp. (The)	9,935	1,292,047
Aon plc, Class A	6,293	1,636,369
Arch Capital Group Ltd.*	16,924	660,036
Arthur J Gallagher & Co.	8,061	1,122,978
Brown & Brown, Inc.	17,053	927,683
Chubb Ltd.	7,234	1,220,665
Erie Indemnity Co., Class A	3,042	562,435
Fidelity National Financial, Inc.	12,410	553,610
Hanover Insurance Group, Inc. (The)	1,733	235,515
Marsh & McLennan Cos., Inc.	12,968	1,909,149
Progressive Corp. (The)	16,603	1,579,942
RenaissanceRe Holdings Ltd. (Bermuda)	2,783	424,936
Travelers Cos., Inc. (The)	6,874	1,023,676
White Mountains Insurance Group Ltd.	167	188,972
WR Berkley Corp.	9,301	680,554

		14,018,567

Non-Renewable Energy — 2.4%
Antero Midstream Corp.	26,785	254,458
Cabot Oil & Gas Corp.(a)	46,768	748,288
Chevron Corp.	28,600	2,911,766
Cimarex Energy Co.	11,382	742,106
EOG Resources, Inc.	17,304	1,260,769
Kinder Morgan, Inc.	45,109	783,994
NOV, Inc.*	33,757	466,184
Schlumberger NV	19,430	560,167
Targa Resources Corp.	11,977	504,352
Texas Pacific Land Corp.	421	628,364

		8,860,448

Personal Care, Drug & Grocery Stores — 3.0%
Albertsons Cos., Inc., Class A	9,631	208,030
Church & Dwight Co., Inc.	7,201	623,463
Clorox Co. (The)	5,117	925,614
Colgate-Palmolive Co.	20,907	1,662,106
Kimberly-Clark Corp.	2,351	319,078
McKesson Corp.	5,815	1,185,271
Procter & Gamble Co. (The)	43,323	6,161,830

		11,085,392

Personal Goods — 1.3%
Carter’s, Inc.	7,496	732,659
Deckers Outdoor Corp.*	2,069	850,049
Estee Lauder Cos., Inc. (The), Class A	4,932	1,646,449
NIKE, Inc., Class B	9,823	1,645,451

		4,874,608

Pharmaceuticals, Biotechnology & Marijuana Producers — 9.7%
AbbVie, Inc.	28,123	3,270,705
Amgen, Inc.	11,489	2,775,053
Biogen, Inc.*	3,177	1,038,021
Eli Lilly & Co.	14,694	3,577,989
Gilead Sciences, Inc.	25,489	1,740,644
Illumina, Inc.*	3,527	1,748,510
Jazz Pharmaceuticals plc*	4,360	739,107
Johnson & Johnson	38,289	6,593,366
Merck & Co., Inc.	47,798	3,674,232
Moderna, Inc.*	6,435	2,275,416
Pfizer, Inc.	75,044	3,212,634
Regeneron Pharmaceuticals, Inc.*	1,931	1,109,572
Vertex Pharmaceuticals, Inc.*	7,399	1,491,490
Zoetis, Inc.	11,267	2,283,821

		35,530,560

Precious Metals & Mining — 0.5%
Newmont Corp.	18,374	1,154,255
Royal Gold, Inc.	5,466	664,228

		1,818,483

Real Estate Investment & Services — 0.3%
CBRE Group, Inc., Class A*	12,313	1,187,712

Real Estate Investment Trusts — 3.0%
American Tower Corp.	9,647	2,728,172
Apartment Income REIT Corp.	1,088	57,272

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Camden Property Trust	3,278	489,700
CoreSite Realty Corp.	4,288	592,645
Equity LifeStyle Properties, Inc.	9,949	833,726
Equity Residential	6,214	522,784
Extra Space Storage, Inc.	6,308	1,098,475
Gaming and Leisure Properties, Inc.	8,157	386,152
Lamar Advertising Co., Class A	7,886	840,648
Life Storage, Inc.	4,346	510,047
Public Storage	4,726	1,476,780
Simon Property Group, Inc.	7,431	940,170
Weyerhaeuser Co.	18,415	621,138

		11,097,709

Renewable Energy — 0.1%
Shoals Technologies Group, Inc., Class A*	12,419	361,269

Retailers — 9.3%
Amazon.com, Inc.*	1,029	3,424,090
AutoZone, Inc.*	821	1,332,951
Best Buy Co., Inc.	10,031	1,126,983
Costco Wholesale Corp.	8,726	3,749,737
Dick’s Sporting Goods, Inc.(a)	7,998	832,912
Dollar General Corp.	7,083	1,647,789
Etsy, Inc.*	6,208	1,139,230
Foot Locker, Inc.	12,613	719,698
Home Depot, Inc. (The)	19,090	6,265,147
Kohl’s Corp.	1,695	86,106
Lowe’s Cos., Inc.	14,861	2,863,566
Ollie’s Bargain Outlet Holdings, Inc.*(a)	7,969	741,914
O’Reilly Automotive, Inc.*	2,403	1,451,027
Ross Stores, Inc.	11,329	1,389,955
Target Corp.	10,776	2,813,075
TJX Cos., Inc. (The)	29,468	2,027,693
Tractor Supply Co.	5,647	1,021,712
Walmart, Inc.	5,617	800,703
Williams-Sonoma, Inc.	5,350	811,595

		34,245,883

Software & Computer Services — 17.2%
Adobe, Inc.*	8,487	5,275,774
Akamai Technologies, Inc.*	7,572	908,034
Alphabet, Inc., Class A*	2,899	7,811,442
Amdocs Ltd.	6,573	506,844
Aspen Technology, Inc.*	5,248	767,572
Autodesk, Inc.*	5,960	1,913,935
Cadence Design Systems, Inc.*	9,360	1,382,004
CDK Global, Inc.	5,234	251,180
Citrix Systems, Inc.	5,518	555,939
Cognizant Technology Solutions Corp., Class A	16,469	1,210,966
Crowdstrike Holdings, Inc., Class A*	4,877	1,236,856
Dolby Laboratories, Inc., Class A	8,048	781,461
Dropbox, Inc., Class A*	16,254	511,838
EPAM Systems, Inc.*	2,221	1,243,316
Facebook, Inc., Class A*	21,099	7,517,574
Fortinet, Inc.*	5,154	1,403,125
Gartner, Inc.*	4,186	1,108,160
International Business Machines Corp.	17,571	2,476,808
Intuit, Inc.	5,281	2,798,772
Manhattan Associates, Inc.*	5,856	934,793
Match Group, Inc.*	5,263	838,238
Microsoft Corp.	26,840	7,646,984
Oracle Corp.	35,626	3,104,450
Palo Alto Networks, Inc.*	3,399	1,356,371
Paycom Software, Inc.*	1,999	799,600
Proofpoint, Inc.*	3,487	609,039
ServiceNow, Inc.*	3,318	1,950,619
SS&C Technologies Holdings, Inc.	8,025	629,080
Synopsys, Inc.*	5,096	1,467,597
Tyler Technologies, Inc.*	1,652	813,841
VeriSign, Inc.*	4,421	956,572
VMware, Inc., Class A*(a)	5,530	850,182
Zoom Video Communications, Inc., Class A*	3,935	1,487,823

		63,106,789

Technology Hardware & Equipment — 11.1%
Amphenol Corp., Class A	7,567	548,532
Analog Devices, Inc.	8,222	1,376,527
Apple, Inc.	45,282	6,604,832
Applied Materials, Inc.	18,499	2,588,565
Broadcom, Inc.	4,086	1,983,344
CDW Corp.	4,051	742,751
Intel Corp.	69,215	3,718,230
IPG Photonics Corp.*	2,135	465,772
KLA Corp.	4,261	1,483,510
Maxim Integrated Products, Inc.*	10,953	1,094,314
NetApp, Inc.	8,224	654,548
NVIDIA Corp.	39,029	7,610,265
Qorvo, Inc.*	5,529	1,048,243
QUALCOMM, Inc.	22,792	3,414,242
Skyworks Solutions, Inc.	4,956	914,431
SYNNEX Corp.	4,305	514,620
Teradyne, Inc.	8,083	1,026,541
Texas Instruments, Inc.	18,132	3,456,322
Xilinx, Inc.	8,828	1,322,787

		40,568,376

Telecommunications Equipment — 1.8%
Cisco Systems, Inc.	78,305	4,335,748
Lumentum Holdings, Inc.*(a)	5,242	440,275
Motorola Solutions, Inc.	4,577	1,024,882
Ubiquiti, Inc.(a)	2,007	628,392

		6,429,297

Telecommunications Service Providers — 1.4%
AT&T, Inc.	9,792	274,666
Cable One, Inc.	277	522,973
Verizon Communications, Inc.	76,013	4,240,005

		5,037,644

Tobacco — 1.0%
Altria Group, Inc.	42,964	2,063,991
Philip Morris International, Inc.	14,590	1,460,313

		3,524,304

Travel & Leisure — 2.0%
Copa Holdings SA, Class A (Panama)*(a)	5,520	391,423
Hilton Worldwide Holdings, Inc.*	9,254	1,216,438
Marriott International, Inc., Class A*	6,000	875,880
McDonald’s Corp.	13,857	3,363,233
Yum! Brands, Inc.	10,513	1,381,303

		7,228,277

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Waste & Disposal Services — 0.9%
Clean Harbors, Inc.*	2,535	240,825
Republic Services, Inc.	9,683	1,146,080
Stericycle, Inc.*	2,791	196,905
Waste Management, Inc.	10,530	1,561,178

		3,144,988

TOTAL COMMON STOCKS (Cost $301,552,821)		366,056,312

PREFERRED STOCKS — 0.0%(b)
Real Estate Investment & Services — 0.0%(b)
Brookfield Property Preferred LP, 6.25%, 7/26/2081 ($25 par value) (Cost $8,856)	364	9,081

SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(c)(d)	5,249,325	5,249,325
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	874,135	874,135

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $6,123,685)		6,123,460

TOTAL SHORT-TERM INVESTMENTS (Cost $6,123,685)		6,123,460

Total Investments — 101.5% (Cost $307,685,362)		372,188,853
Liabilities in Excess of Other Assets — (1.5%)		(5,540,789)

Net Assets — 100.0%		366,648,064

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $5,936,220.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	16	09/2021	USD	351,120	11,024

Abbreviations

USD	United States Dollar

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$372,188,853	$—	$—	$372,188,853

Appreciation in Other Financial Instruments
Futures Contracts(a)	$11,024	$—	$—	$11,024

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$2,749,650	$17,500,000	$15,000,000	$(450)	$125	$5,249,325	5,249,325	$2,428	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	1,781,132	1,781,132	—	—	—	—	14	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	530,051	36,835,979	36,491,895	—	—	874,135	874,135	255	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	104,552	7,992,202	8,096,754	—	—	—	—	101	—

Total	$3,384,253	$64,109,313	$61,369,781	$(450)	$125	$6,123,460		$2,798	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.